Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Inventories, Net

Inventories, net consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Raw materials	$458	$516
Work-in-process	41	100
Finished goods, net	507	91
Total inventories	$1,006	$707

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Prepaid insurance	$4,786	$34
Software	4,144	287
Other prepaid expense	171	279
Other assets	101	93
Total prepaid expenses and other current assets	$9,202	$693

Summary of Estimated Useful Lives by Asset Classification

Property and equipment, net consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Robotics and manufacturing equipment	$876	$659
Leasehold improvements	3,890	154
Computer equipment	1,270	568
Capital leased computer equipment	271	386
Software	355	359
Other fixed assets	753	147
Construction in progress	872	141
Property and equipment, gross	8,287	2,414
Accumulated depreciation and amortization	(1,236)	(989)
Property and equipment, net	$7,051	$1,425

Accrued Liabilities

Accrued liabilities consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Payroll and related costs	$2,511	$934
Consulting and professional services	406	125
Legal accrual	520	—
Other current liabilities	1,043	196
Total accrued liabilities	$4,480	$1,255

Other non-current Liabilities

Other non-current liabilities consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Payroll and related costs	$—	$286
Capital leases and other	7	240
Deferred rent	1,992	—
Total other non-current liabilities	$1,999	$526